Risk Management (Details 22) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Undiscounted cash flows for derivatives
Differential of swaps payable	R$ 13,276,763	R$ 11,021,775
Non-deliverable forwards	512,005	2,739,946
Purchased	284,403	1,155,258
Sold	227,602	1,584,688
Premiums of options	965,425	262,658
Adjustment payables - future	155,305	19,164
Total of derivative liabilities	14,909,498	14,043,543
1 to 30 days
Undiscounted cash flows for derivatives
Differential of swaps payable	279,134	1,426,666
Non-deliverable forwards	201,115	1,772,919
Purchased	73,599	212,953
Sold	127,516	1,559,966
Premiums of options	551,220	150,945
Adjustment payables - future	155,305	19,164
Total of derivative liabilities	1,186,774	3,369,694
31 to 180 days
Undiscounted cash flows for derivatives
Differential of swaps payable	125,468	183,769
Non-deliverable forwards	95,761	264,887
Purchased	53,513	256,669
Sold	42,248	8,218
Premiums of options	13,510	28,342
Adjustment payables - future	0	0
Total of derivative liabilities	234,739	476,998
181 to 360 days
Undiscounted cash flows for derivatives
Differential of swaps payable	536,406	546,569
Non-deliverable forwards	147,710	542,923
Purchased	90,914	534,800
Sold	56,796	8,123
Premiums of options	34,443	40,154
Adjustment payables - future	0	0
Total of derivative liabilities	718,559	1,129,646
From 1 to 5 years
Undiscounted cash flows for derivatives
Differential of swaps payable	12,169,717	8,695,486
Non-deliverable forwards	66,682	158,670
Purchased	65,640	150,289
Sold	1,042	8,381
Premiums of options	63,052	43,217
Adjustment payables - future	0	0
Total of derivative liabilities	12,299,451	8,897,373
More than 5 years
Undiscounted cash flows for derivatives
Differential of swaps payable	166,038	169,285
Non-deliverable forwards	737	547
Purchased	737	547
Sold	0	0
Premiums of options	303,200	0
Adjustment payables - future	0	0
Total of derivative liabilities	R$ 469,975	R$ 169,832